Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of components of (loss) profit before income tax benefits (expenses) are summarized
	For the Years Ended December 31,
	2021	2020	2019
PRC	$631,917	$4,976,484	$4,387,643
Non-PRC	(742,670)	(34,600)	-
Total	$(110,753)	$4,941,884	$4,387,643

Schedule of income tax expenses
	For the Years Ended December 31,
	2021	2020	2019
Current income tax expenses	$(997,198)	$(543,211)	$(705,231)
Deferred income tax benefits	1,346,616	58,424	318,087
Income tax expenses	$349,418	$(484,787)	$(387,144)

Schedule of components of (loss) profit before income tax benefits (expenses) are summarized
	For the Years Ended December 31,
	2021	2020	2019
PRC statutory income tax rate	25%	25%	25%
Effect of different income tax rates in other jurisdictions	(34.11)%	0%	0%
Effect of preferential tax benefits	167.36%	(13.96)%	(14.23)%
Effect of non-deductible expenses	(54.84)%	0.35%	0.39%
Effect of research and development credits	104.55%	(1.47)%	(2.25)%
Effect of deferred tax rate change	107.53%	0%	0%
Effective tax rate	315.49%	9.81%	8.82%

Schedule of deferred tax assets
	December 31, 2021	December 31, 2020
Deferred tax assets:
Excess advertising expense	$911,799	$699,717
Deferred Intangible assets amortization	33,590	22,983
Net operating loss carrying forward	1,079,962	7,666
Share-based compensation	156,928	65,181
Lease liabilities	31,615	-
	2,213,894	795,547
Deferred tax liability
Right of use assets	(37,184)	-

Deferred tax assets, net	$2,176,710	$795,547

Schedule of aggregate change in the balance of gross unrecognized tax
2021
Beginning balances	$-
Increases related to tax positions change	1,470,344
Ending balances	$1,470,344